Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	£ 56,100	£ 58,000
Deposits by banks	14,037	20,357
Subordinated liabilities	2,385	2,386
Of which secured	33,500	34,500
Of which unsecured	22,600	23,500
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	10,500
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	3,600
Wholesale fund amount	£ 14,200
Unsecured debt issued	95.00%
Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	£ 700
Senior unsecured – privately placed	1,100
Wholesale fund amount	41,400
Deposits by banks	1,400
Certificates of deposit and commercial paper	4,500
Covered bonds	17,400
Securitisation and structured issuance	4,600
TFSME	11,000
Subordinated liabilities	700
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,300	1,400
Of which secured	900	100
Of which unsecured	2,400	1,300
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
≤ 1 month | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	3,300
Deposits by banks	800
Certificates of deposit and commercial paper	1,600
Covered bonds	900
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	4,800	7,300
Of which secured	500	1,000
Of which unsecured	4,300	6,300
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	500
Wholesale fund amount	500
>1 and ≤ 3 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	400
Senior unsecured – privately placed	0
Wholesale fund amount	4,300
Deposits by banks	600
Certificates of deposit and commercial paper	2,800
Covered bonds	0
Securitisation and structured issuance	500
TFSME	0
Subordinated liabilities	0
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,900	1,600
Of which secured	1,300	900
Of which unsecured	600	700
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	500
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	500
>3 and ≤ 6 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	900
Deposits by banks	0
Certificates of deposit and commercial paper	100
Covered bonds	0
Securitisation and structured issuance	800
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,200	500
Of which secured	200	400
Of which unsecured	1,000	100
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	700
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	300
Wholesale fund amount	1,000
>6 and ≤ 9 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	200
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	200
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	8,500	1,100
Of which secured	7,200	1,100
Of which unsecured	1,300	0
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,300
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,300
>9 and ≤ 12 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	7,200
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	100
Securitisation and structured issuance	0
TFSME	7,100
Subordinated liabilities	0
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
No later than one year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	19,700	11,900
Of which secured	10,100	3,500
Of which unsecured	9,600	8,400
No later than one year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	2,500
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	3,300
No later than one year | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	400
Senior unsecured – privately placed	0
Wholesale fund amount	15,900
Deposits by banks	1,400
Certificates of deposit and commercial paper	4,500
Covered bonds	1,200
Securitisation and structured issuance	1,300
TFSME	7,100
Subordinated liabilities	0
No later than one year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
2026
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	9,300	22,400
Of which secured	6,800	18,600
Of which unsecured	2,500	3,800
2026 | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	2,000
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	500
Wholesale fund amount	2,500
2026 | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	6,800
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	4,000
Securitisation and structured issuance	300
TFSME	2,500
Subordinated liabilities	0
2026 | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	22,000	19,900
Of which secured	14,100	11,300
Of which unsecured	7,900	8,600
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	5,600
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	1,400
Wholesale fund amount	7,100
>2 and ≤ 5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	300
Wholesale fund amount	14,900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	11,100
Securitisation and structured issuance	3,000
TFSME	0
Subordinated liabilities	200
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,100	3,800
Of which secured	2,500	1,100
Of which unsecured	2,600	£ 2,700
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	400
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	900
Wholesale fund amount	1,300
>5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	800
Wholesale fund amount	3,800
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,100
Securitisation and structured issuance	0
TFSME	1,400
Subordinated liabilities	500
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0